Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Changes in asset retirement obligations
Changes in our asset retirement obligations were as follows (in thousands):

	December 31, (a)
	2014	2013	2012
Balance as of beginning of year	$931	$889	$849
Accretion expense	44	42	40
Balance as of end of year	$975	$931	$889

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.